Discontinued operations (Details) (CNY)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Additional paid-in capital	Aug. 31, 2011 PW Pictures	Dec. 31, 2011 PW Pictures	Jul. 31, 2011 PW Pictures	Sep. 30, 2011 PW Pictures Additional paid-in capital
Discontinued Operations disclosures
Total consideration of discontinued operation			360,000,000
Discontinued operation, gain recorded	(44,047,547)	48,813,417				48,813,417
Revenues				13,009,388
Pretax income of discontinued operations				1,720,926
Income tax expenses of discontinued operations				1,758,418
Carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day
Cash and cash equivalents					66,898,895
Prepayment and other assets					117,627,699
Film and television cost					53,078,416
Other current assets					22,754,008
Goodwill					227,355,604
Other non-current assets					12,427,865
Total assets					500,142,487
Received in advance					53,696,800
Accrued expenses and other liabilities					44,643,844
Other current liabilities					6,965,694
Total liabilities					105,306,338